Joint Ventures and Associates - Summary of Shell Share of Comprehensive Income of Joint Ventures and Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	$ 4,106	$ 4,225	$ 3,545
Other comprehensive income/(loss) for the period	183	170	(28)
Comprehensive income for the period	4,289	4,395	3,517
Associates [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	2,799	2,123	1,213
Other comprehensive income/(loss) for the period	11	6	(106)
Comprehensive income for the period	2,810	2,129	1,107
Joint Ventures [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	1,307	2,102	2,332
Other comprehensive income/(loss) for the period	172	164	78
Comprehensive income for the period	$ 1,479	$ 2,266	$ 2,410